UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2013

Date of reporting period:  February 28, 2013

Item 1. Schedule of Investments.

Roosevelt Strategic Income Fund
Schedule of Investments
February 28, 2013 (Unaudited)

	Principal
	Amount	Value
CONVERTIBLE BONDS - 3.46%
Health and Personal Care Stores - 1.30%
Omnicare, Inc.
3.250%, 12/15/2035	$400,000	403,000
Securities and Commodity Contracts Intermediation and Brokerage - 1.09%
Knight Capital Group, Inc.
3.500%, 03/15/2015	337,000	336,157
Wireless Telecommunications Carriers (except Satellite) - 1.07%
Clearwire Communications LLC
8.250%, 12/01/2040	300,000	329,250
TOTAL CONVERTIBLE BONDS (Cost $973,715)		1,068,407

CORPORATE BONDS - 61.53%
Aerospace Product and Parts Manufacturing - 2.93%
Textron, Inc.
5.600%, 12/01/2017	800,000	904,910
Animal Slaughtering and Processing - 3.52%
Smithfield Foods, Inc.
7.750%, 07/01/2017	940,000	1,085,700
Automotive Equipment Rental and Leasing - 2.10%
Hertz Corp.
6.750%, 04/15/2019	600,000	649,500
Depository Credit Intermediation - 4.68%
Citigroup, Inc.
8.125%, 07/15/2039	320,000	476,679
PNC Financial Services Group, Inc.
6.750%, 11/01/2049 (a)	840,000	966,894
		1,443,573
Electric Power Generation, Transmission and Distribution - 7.59%
AES Corp.
7.750%, 03/01/2014	960,000	1,020,000
NRG Energy, Inc.
8.250%, 09/01/2020	1,165,000	1,323,731
		2,343,731
Management of Companies and Enterprises - 3.31%
Leucadia National Corp.
8.125%, 09/15/2015	900,000	1,021,500
Motor Vehicle Body and Trailer Manufacturing - 3.79%
Ford Motor Co.
7.450%, 07/16/2031	910,000	1,170,287
Motor Vehicle Parts Manufacturing - 3.44%
American Axle & Manufacturing, Inc.
7.875%, 03/01/2017	1,030,000	1,063,485
Nondepository Credit Intermediation - 6.56%
General Electric Capital Corp.
5.875%, 01/14/2038	980,000	1,155,274
SLM Corp.
6.250%, 01/25/2016	800,000	870,000
		2,025,274
Nonresidential Building Construction - 3.13%
Beazer Homes USA, Inc.
9.125%, 06/15/2018	900,000	965,250
Oil and Gas Extraction - 3.05%
Pioneer National Resources Co.
6.650%, 03/15/2017	800,000	942,346
Other Miscellaneous Store Retailers - 1.86%
JC Penney Corp., Inc.
5.650%, 06/01/2020	707,000	573,554
Petroleum and Coal Products Manufacturing - 3.24%
Owens Corning
6.500%, 12/01/2016	887,000	1,001,911
Printing and Related Support Activities - 3.26%
RR Donnelley & Sons Co.
6.625%, 04/15/2029	1,150,000	1,006,250
Pulp, Paper, and Paperboard Mills - 0.64%
Willamette Industries, Inc.
7.350%, 07/01/2026	167,000	197,406
Securities and Commodity Contracts Intermediation and Brokerage - 2.36%
Jefferies Group, Inc.
5.500%, 03/15/2016	670,000	730,300
Spectator Sports - 2.27%
Penn National Gaming, Inc.
8.750%, 08/15/2019	615,000	701,100
Traveler Accommodation - 2.80%
MGM Resorts International
5.875%, 02/27/2014	830,000	864,238
Wired Telecommunications Carriers - 1.00%
Windstream Corp.
7.000%, 03/15/2019	300,000	308,250
TOTAL CORPORATE BONDS (Cost $17,469,592)		18,998,565

FOREIGN CORPORATE BONDS - 10.00%
Royal Caribbean Cruises Ltd
6.875%, 12/01/2013	380,000	397,100
7.500%, 10/15/2027	715,000	815,100
Transocean, Inc.
5.250%, 03/15/2013	650,000	650,915
XL Group PLC
6.500%, 12/29/2049 (a)	1,250,000	1,225,000
TOTAL FOREIGN CORPORATE BONDS (Cost $2,868,203)		3,088,115

U.S. TREASURY OBLIGATIONS - 6.40%
United States Treasury Notes - 6.40%
3.000%, 08/31/2016	900,000	979,524
3.625%, 08/15/2019	860,000	996,324
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,938,192)		1,975,848

FOREIGN GOVERNMENT BOND - 2.40%
Canadian Government Bond
4.000%, 06/01/2016	700,000	740,130
TOTAL FOREIGN GOVERNMENT BOND (Cost $770,523)		740,130

EXCHANGE-TRADED FUNDS - 7.49%
iShares JPMorgan USD Emerging Markets Bond Fund (b)	8,000	953,360
Market Vectors High Yield Municipal Index ETF	22,391	746,292
SPDR Barclays Short Term High Yield Bond ETF (b)	19,920	612,739
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,308,594)		2,312,391

SHORT-TERM INVESTMENTS - 7.48%
Fidelity Institutional Money Market Portfolio, 0.122% (a)	2,308,676	2,308,676
TOTAL SHORT-TERM INVESTMENTS (Cost $2,308,676)		2,308,676
Total Investments (Cost $28,637,495) - 98.76%		30,492,132
Other Assets in Excess of Liabilities - 1.24%		384,112
TOTAL NET ASSETS - 100.00%		$30,876,244

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at February 28, 2013.
(b)	Non-income producing security.

The cost basis of investments for federal income tax purposes at February 28, 2013 was as follows*:

Cost of investments	$28,637,495
Gross unrealized appreciation - Equities	4,733
Gross unrealized depreciation - Equities	(936)
Gross unrealized appreciation - Fixed Income	1,915,929
Gross unrealized depreciation - Fixed Income	(65,089)
Net unrealized appreciation	$1,854,637

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”), including preferred stocks and exchange traded funds, will be valued at the NASDAQ Official
Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.
Fixed income securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing
Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. The fair value of fixed income securities is estimated using various valuation techniques including models that consider estimated cash flows and maturity. Additional inputs such as the security and the creditworthiness of the underlying issuer and quotes from outside brokers for the same or similar issuances in developing its estimates of fair value is considered. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3. Short-term debt securities, such as commercial paper, bankers acceptances and U.S.
Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the
Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include;
the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds. Dividend income and expense, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the interest method.

Fair Value Measurements

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.
The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2013:

	Level 1	Level 2	Level 3	Total
Equity#
Exchange-Traded Funds	$2,312,391	$-	$-	$2,312,391
Total Equity	2,312,391	-	-	2,312,391

Fixed Income#
Convertible Bonds	$-	$1,068,407	$-	$1,068,407
Corporate Bonds	-	18,998,565	-	18,998,565
Foreign Corporate Bonds	-	3,088,115	-	3,088,115
U.S. Treasury Obligations	-	1,975,848	-	1,975,848
Foreign Government Bonds	-	740,130	-	740,130
Total Fixed Income	-	25,871,065	-	25,871,065

Short-Term Investments	$2,308,676	$-	$-	$2,308,676

Total Investments in Securities	$4,621,067	$25,871,065	$-	$30,492,132

# For further breakdown of portfolio investments by Industry type, please refer to the Schedule of Investments.

The Fund did not hold any investments during the three months ended February 28, 2013 with significant unobservable inputs which would be classified as Level 3. During the three months ended February 28, 2013, there were no transfers between levels for the Fund. It is the Fund’s policy to record transfers between levels as of the end of the reporting period. The Fund did not hold financial derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                                 John Buckel, President

Date          April 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                                 John Buckel, President

Date          April 18, 2013

By (Signature and Title)* /s/ Jennifer Lima
                                                   Jennifer Lima, Treasurer

Date          April 18, 2013

* Print the name and title of each signing officer under his or her signature.